UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Executive Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/ Terry R. Otton    San Francisco, CA	   August 13, 2006

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	121

Form 13F Information Table Value Total:	57,444

List of Other Included Managers:	None

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

ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	       (X1000)           DISCRET AUTH
Adolor Corp.            Com         00724x102     729     29,150   sole  sole
Advanced Magnetics, In  Com         00753p103     109      3,600   sole  sole
Agere Systems, Inc.     Com         00845v308     103      7,000   sole  sole
Allscripts Healthcare   Com         01988P108     305     17,400   sole  sole
American Commercial Li  Com         025195207     577      9,580   sole  sole
American Eagle Outfitt  Com         02553e106     119      3,500   sole  sole
AMN Healthcare Service  Com         001744101     771     37,966   sole  sole
Amylin Pharmaceuticals  Com         032346108     123      2,500   sole  sole
AngioDynamics, Inc.     Com         03475v101     576     21,280   sole  sole
aQuantive, Inc.         Com         03839g105   1,561     61,620   sole  sole
Atheros Communications  Com         04743P108     821     43,290   sole  sole
Audible, Inc.           Com         05069a302     145     16,000   sole  sole
AudioCodes Ltd.         ORD         M15342104     661     60,630   sole  sole
Avid Technology, Inc.   Com         05367p100     117      3,500   sole  sole
Boston Private Financi  Com         101119105     840     30,110   sole  sole
Boyd Gaming Corp.       Com         103304101     105      2,600   sole  sole
California Pizza Kitch  Com         13054d109     839     30,520   sole  sole
Capstone Turbine Corpo  Com         14067d102      80     35,000   sole  sole
Carrizo Oil & Gas, Inc  Com         144577103     125      4,000   sole  sole
Centene Corp.           Com         15135b101     476     20,250   sole  sole
Chartered Semiconducto  ADR         16133r106     100     11,500   sole  sole
Ciena Corp.             Com         171779101     144     30,000   sole  sole
Cogent Communications   Com         19239v302     126     13,500   sole  sole
Coldwater Creek, Inc.   Com         193068103     925     34,560   sole  sole
Comtech Group Inc.      Com         205821200     100      9,000   sole  sole
Countrywide Financial   Com         222372104      76      2,000   sole  sole
Ctrip.com Internationa  ADR         22943f100   1,024     20,060   sole  sole
Digital River, Inc.     Com         25388b104   1,328     32,880   sole  sole
Dril-Quip, Inc.         Com         262037104   1,265     15,350   sole  sole
Dynamic Materials Corp  Com         267888105     697     20,650   sole  sole
E*TRADE Financial Corp  Com         269246104      87      3,800   sole  sole
Eclipsys Corp.          Com         278856109     585     32,220   sole  sole
Eddie Bauer Holdings,   Com         071625107     106      9,245   sole  sole
Equinix, Inc.           Com         29444u502   1,223     22,290   sole  sole
FactSet Research Syste  Com         303075105     835     17,660   sole  sole
FTI Consulting, Inc.    Com         302941109   1,038     38,760   sole  sole
Gardner Denver, Inc.    Com         365558105     596     15,480   sole  sole
Gemstar-TV Guide Inter  Com         36866W106     116     33,000   sole  sole
Grant Prideco, Inc.     Com         38821g101     112      2,500   sole  sole
Greenhill & Co., Inc.   Com         395259104     552      9,090   sole  sole
GSI Commerce, Inc.      Com         36238g102     440     32,545   sole  sole
Hansen Natural Corp.    Com         411310105      95        500   sole  sole
Healthways, Inc.        Com         422245100     493      9,360   sole  sole
Heartland Payment Syst  Com         42235n108     859     30,820   sole  sole
Huron Consulting Group  Com         447462102     779     22,200   sole  sole
ICON Plc, ADR           SP ADR      45103t107      33        600   sole  sole
Iconix Brand Group, In  Com         451055107     284     17,370   sole  sole
I-Flow Corp.            Com         449520303     381     35,200   sole  sole
Illumina, Inc.          Com         452327109   1,080     36,420   sole  sole
Informatica Corp.       Com         45666Q102     253     19,240   sole  sole
IntercontinentalExchan  Com         45865v100     384      6,620   sole  sole
International Securiti  Com         46031w204     828     21,740   sole  sole
Investment Technology   Cl A        46145f105   1,009     19,840   sole  sole
Ixia                    Com         45071r109     139     15,410   sole  sole
J. Crew Group, Inc.     Com         46612h402      18        660   sole  sole
j2 Global Communicatio  Com         46626E205   1,217     38,980   sole  sole
Kenexa Corp.            Com         488879107     465     14,600   sole  sole
Keryx Biopharmaceutica  Com         492515101     558     39,290   sole  sole
Kyphon, Inc.            Com         501577100   1,323     34,490   sole  sole
LifeCell Corp.          Com         531927101   1,433     46,330   sole  sole
Linktone Ltd., ADR      ADR         535925101     107     18,000   sole  sole
Liquidity Services, In  Com         53635b107     335     21,530   sole  sole
Macrovision Corp.       Com         555904101      15        700   sole  sole
Marchex, Inc., Class B  Cl B        56624R108     318     19,380   sole  sole
Marvell Technology Gro  ORD         g5876h105     111      2,500   sole  sole
Merit Medical Systems   Com         589889104     155     11,300   sole  sole
Micron Technology, Inc  Com         595112103      90      6,000   sole  sole
MicroStrategy, Inc., C  Cl A        594972408     695      7,130   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   1,325     44,720   sole  sole
Mueller Water Products  Com         624758108     125      7,200   sole  sole
Neoware, Inc.           Com         64065p102     150     12,180   sole  sole
Netflix, Inc.           Com         64110L106     759     27,880   sole  sole
Netlogic Microsystems,  Com         64118b100     484     15,020   sole  sole
Nighthawk Radiology Ho  Com         65411n105     365     20,370   sole  sole
Noble Energy, Inc.      Com         655044105      37        800   sole  sole
Novellus Systems, Inc.  Com         670008101      99      4,000   sole  sole
Nutri/System, Inc.      Com         67069d108     186      3,000   sole  sole
NuVasive, Inc.          Com         670704105     687     37,660   sole  sole
O2Micro International   SP ADR      67107w100     231     30,080   sole  sole
Oceaneering Internatio  Com         675232102     779     16,990   sole  sole
Oil States Internation  Com         678026105     120      3,500   sole  sole
Omnicell, Inc.          Com         68213n109     111      8,000   sole  sole
Omniture, Inc.          Com         68212s109     241     33,060   sole  sole
Openwave Systems, Inc.  Com         683718308     211     18,310   sole  sole
Oregon Steel Mills, In  Com         686079104     167      3,300   sole  sole
Palm, Inc.              Com         696643105     159      9,900   sole  sole
PDL BioPharma, Inc.     Com         69329y104     396     21,500   sole  sole
Pinnacle Entertainment  Com         723456109     843     27,490   sole  sole
PMC-Sierra, Inc.        Com         69344F106      56      6,000   sole  sole
Portfolio Recovery As   Com         73640q105   1,414     30,940   sole  sole
Quest Software, Inc.    Com         74834T103     367     26,120   sole  sole
Radiation Therapy Serv  Com         750323206     603     22,400   sole  sole
Redback Networks, Inc.  Com         757209507     421     22,950   sole  sole
ResMed, Inc.            Com         761152107     719     15,310   sole  sole
Scientific Games Corp.  Cl A        80874P109     835     23,450   sole  sole
Select Comfort Corp.    Com         81616x103     792     34,480   sole  sole
Services Acquisition C  Com         817628100      99     10,000   sole  sole
Silicon Motion Technol  SP ADR      82706c108     314     21,900   sole  sole
SonoSite, Inc.          Com         83568G104     737     18,870   sole  sole
SunPower Corp., Class   Cl A        867652109      98      3,500   sole  sole
Sunrise Senior Living,  Com         86768k106     138      5,000   sole  sole
Tellabs, Inc.           Com         879664100     152     11,400   sole  sole
Tessera Technologies,   Com         88164L100     674     24,520   sole  sole
TETRA Technologies, In  Com         88162f105   1,068     35,270   sole  sole
The Spectranetics Corp  Com         84760c107      86      8,000   sole  sole
The Ultimate Software   Com         90385d107      48      2,490   sole  sole
The9 Ltd., ADR          ADR         88337k104     873     37,630   sole  sole
THQ, Inc.               Com         872443403     452     20,940   sole  sole
Trident Microsystems,   Com         895919108     447     23,540   sole  sole
United Natural Foods,   Com         911163103     721     21,830   sole  sole
United Surgical Partne  Com         913016309     638     21,215   sole  sole
Urban Outfitters, Inc.  Com         917047102      61      3,500   sole  sole
ValueClick, Inc.        Com         92046n102     428     27,893   sole  sole
Vimicro International   ADR         92718n109     463     36,680   sole  sole
VistaPrint Ltd.         SHS         g93762204     729     27,250   sole  sole
Volterra Semiconductor  Com         928708106     238     15,600   sole  sole
WebEx Communications,   Com         94767l109     569     16,010   sole  sole
W-H Energy Services, I  Com         92925E108     833     16,390   sole  sole
Widepoint Corp.         Com         967590100     114     40,000   sole  sole
Xyratex Ltd.            Com         g98268108     493     18,630   sole  sole
Zumiez, Inc.            Com         989817101     172      4,590   sole  sole